SCHEDULE OF LONG TERM DEBT (Details)	12 Months Ended
	Jul. 31, 2026 USD ($) Integer	Jul. 31, 2026 CNY (¥) Integer	Jan. 16, 2026 USD ($)
Line of Credit Facility [Line Items]
Debt amount | $			$ 1,515,000
Alliance Bank Malaysia Berhad [Member]
Line of Credit Facility [Line Items]
Start date	Mar. 01, 2021
Maturity date	Feb. 28, 2026
Number of installment | Integer	60	60
Debt instrument installment description	US$2,825 (RM12,004)
Interest rate	3.50%	3.50%
Debt amount	$ 152,956	¥ 650,000
Debt instrument guarantee description	1. Joint and several guarantee of the following persons:
Credit Guarantee Corporation Malaysia Berhad [Member]
Line of Credit Facility [Line Items]
Debt amount | ¥		¥ 520,000